BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 97,066	R$ 174,263	R$ 107,872
Operating revenues (cost and other expenses)	(1,471,464)	(1,401,456)	(1,232,355)
Financial income (expenses)	39,062	(13,173)	(126,091)
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		12	10
Operating revenues (cost and other expenses)	(422,814)	(369,495)	(350,964)
Financial income (expenses)	14,315	(3,802)	(5,946)
SP Telecomunicacoes Participacoes Ltd [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		12	10
Operating revenues (cost and other expenses)	10,839	574	558
Financial income (expenses)	2,630
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	16,280	5,925	19,181
Financial income (expenses)	(428)	(341)	7,217
Telefonica SA [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(449,933)	(375,994)	(370,703)
Financial income (expenses)	12,113	(3,461)	(13,163)
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	97,066	174,251	107,862
Operating revenues (cost and other expenses)	(1,048,650)	(1,031,961)	(881,391)
Financial income (expenses)	24,747	(9,371)	(120,145)
Telefonica Global Solutions Participacoes [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	13,928	7,510	5,586
Operating revenues (cost and other expenses)	(110,417)	(108,094)	(105,384)
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(24,453)	(38,911)	(33,919)
Financial income (expenses)	(15)
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues			366
Operating revenues (cost and other expenses)	(177,107)	(155,508)	(142,343)
Financial income (expenses)	5,390	(4,351)	(22,992)
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5	1,882	7,674
Operating revenues (cost and other expenses)	1,455	254	252
Financial income (expenses)	(5,109)	(7,267)	(1,551)
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(74,512)	(88,397)	(80,784)
Financial income (expenses)	17	(135)	(6,470)
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	12,542	43,338	12,066
Operating revenues (cost and other expenses)	(236,318)	(235,371)	(314,327)
Financial income (expenses)	1,688	(7,381)	(30,251)
Telefonica Cyber Tech Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,713	974	347
Operating revenues (cost and other expenses)	(152,374)	(120,364)	(15,544)
Telefonica On The Spot Solucoes Digitais Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	168	16,891	282
Operating revenues (cost and other expenses)	(210)	(1,650)	(5,795)
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues			500
Operating revenues (cost and other expenses)	(101,757)	(76,218)	(4,838)
Financial income (expenses)	5,482	827
T. Cybercloud Tech Esp
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(19,238)	(19,842)	(1,811)
Financial income (expenses)	708	(229)	74
Telefonica Infra, S.L
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Financial income (expenses)	20,153	11,737
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	7,639	39,018
Operating revenues (cost and other expenses)	(49,704)	(32,117)
Financial income (expenses)	973	973
Telefnica Global Solutions [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	50,969	52,732	65,246
Operating revenues (cost and other expenses)	(67,157)	(72,781)	(88,730)
Financial income (expenses)	1,055	531	9,451
Telefonica Global Solutions Usa
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		343
Operating revenues (cost and other expenses)	(17,407)	(21,613)	(17,186)
Financial income (expenses)	766	(1,587)	(436)
Companhia AIX Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	30	20	28
Operating revenues (cost and other expenses)	1
Financial income (expenses)	(7,963)	(3,856)	(1,252)
Outras
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	10,072	11,543	15,767
Operating revenues (cost and other expenses)	(19,452)	(61,349)	(70,982)
Financial income (expenses)	R$ 1,602	R$ 1,367	R$ (66,718)